Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2017
Basis of Preparation
Schedule of judgments made in applying accounting policies
Revenue recognition of the Non-refundable Fee	Note 2.3
Income taxes	Notes 3.5, 6.2
Deferred tax assets	Note 3.5

Schedule of items are subject to a high degree of estimation uncertainty and are significant to the financial statements:
Valuation of share-based payment	Note 3.4